Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued Operations [Abstract]
Schedule of Discontinued Operations of REIT Holdings

The results of discontinued operations of REIT Holdings for the years ended December 31, 2024 and 2023 are as follows:

	For the year ended December 31,
	2024	2023
Revenues	$2,429,726	$3,225,505
Cost of revenues	1,249,372	3,016,974
Gross profit	1,180,354	208,531
Operating expenses	897,658	5,070,857
Gain (loss) from discontinued operations	282,696	(4,862,326)
Other income (loss), net	(373,467)	(4,697,061)
Loss before tax	(90,771)	(9,559,387)
Income tax benefit	(16,424)	(16,639)
Net loss from discontinued operations	$(74,347)	$(9,542,748)